Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Other operational expenses [Line Items]
Schedule of other operating expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)

Optimization and prefeasibility/feasibility studies (a)	5,929	8,429	14,919
Tax contingencies	1,903	704	6,119
Other expenses	678	1,425	2,895
Royalty non-income tax (b)	—	10,780	—
Excess of salary limit in workers profit sharing (c)	—	17,146	—
Fines and penalties (d)	—	—	14,183

	8,510	38,484	38,116
(a)	Primarily represents charges related to projects for the optimization of the Company’s operating processes.
(b)	Represents current year mining royalties calculated based on revenues according to applicable tax rules (see Note 13(d)).
(c)

Corresponds to the excess of salary limit in workers profit sharing to be transferred to the Regional Government and the National Fund for Employment’s Promotion and Training (FONDOEMPLEO), and it’s related to adjustments of previous years income tax assessments (recognized in 2020 primarily as a result of the international arbitration proceeding initiated by the Company (See Note 13(d)).

(d)

For the year ended December 31, 2019, primarily represents land right penalties with INGEMMET (US$6.8 million), SUNAT penalties related to 2012 income tax audit (US$4.7 million) and OSINERGMIN fine (US$2.7 million), which in September 2020, was declared closed and archived in favor of the Company.